Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Summary of accounts receivable, net

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	686,057	712,373
Allowance for doubtful accounts	(10,261)	(19,263)
Accounts receivable, net	675,796	693,110

Summary of movements in allowance for doubtful accounts

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	—	(10,261)
Impact of adoption of ASC 326	—	(475)
Additions	(10,866)	(18,468)
Reversals	—	9,908
Write-offs	605	33
Balance at end of the year	(10,261)	(19,263)